UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21364

                          SCHRODER GLOBAL SERIES TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                          Schroder Global Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

                  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA
                              CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



   Shares                                      Value $
  -------                                     --------
                 COMMON STOCK - 98.9%
                 BERMUDA  - 1.4%
                 BUSINESS SERVICES & COMPUTER SERVICES - 0.3%
   118,200       Accenture Class A               3,726,846
                                               -----------
                 DIVERSIFIED INDUSTRIAL - 0.2%
   124,182       Tyco International              3,234,941
                                               -----------
                 ELECTRONICS & INSTRUMENT/CONTROL
                 EQUIPMENT - 0.1%
    32,000       Marvel Technology Group (1)     2,189,440
                                               -----------
                 INSURANCE-LIFE & AGENTS/BROKERS - 0.0%
     1,400       Willis Group Holdings              48,594
                                               -----------
                 INTERNATIONAL OIL, CRUDE & PETROLEUM
                 PRODUCTS - 0.2%
    28,900       Nabors Industries (1)           2,348,125
                                               -----------
                 MACHINERY & ENGINEERING SERVICES - 0.0%
       200       Ingersoll-Rand Class A              7,854
                                               -----------
                 MULTI-LINE PROPERTY & CASUALTY
                 INSURANCE - 0.6%
    78,200       ACE                             4,281,450
    15,808       Arch Capital Group (1)            859,007
       992       Axis Capital Holdings              29,661
    28,488       Everest Re Group                2,753,365
     2,100       Max Re Capital                     55,671
     4,868       PartnerRe                         300,745
       100       Platinum Underwriters
                  Holdings                           3,065
                                               -----------
                                                 8,282,964
                                               -----------
                 Total Bermuda                  19,838,764
                                               -----------
                 CANADA  - 5.8%
                 AUTO COMPONENTS - 0.1%
    21,075       Magna International Class A     1,547,080
                                               -----------
                 BEVERAGE & TOBACCO - 0.0%
    11,700       Rothmans                          241,460
                                               -----------
                 CHEMICALS - 0.0%
    21,251       Methanex                          458,538
                                               -----------
                 COMMERCIAL & OTHER BANKS - 0.8%
    27,200       Bank of Montreal                1,631,475
       500       Bank of Nova Scotia                20,308
    53,621       Canadian Imperial Bank of
                  Commerce                       3,762,464
    66,600       National Bank of Canada         3,611,619
       600       Royal Bank of Canada               46,932
    21,600       Toronto-Dominion Bank           1,150,470
                                               -----------
                                                10,223,268
                                               -----------


   Shares                                       Value $
  -------                                      --------
                 COMPUTERS/TELECOMMUNICATIONS & OFFICE
                 EQUIPMENT - 0.1%
   210,151       Nortel Networks (1)               629,327
     9,800       Research In Motion (1)            664,837
                                               -----------
                                                 1,294,164
                                               -----------

                 DIVERSIFIED CONSUMER GOODS/SERVICES - 0.0%
     8,400       Cinram International              213,928
                                               -----------
                 ELECTRIC, GAS UTILITIES & TELEPHONE - 0.4%
     8,908       Atco Class I (1)                  295,317
    77,272       BCE                             1,866,824
     1,100       Canadian Utilities Class A         39,452
    24,014       Enbridge                          759,624
    11,928       Manitoba Telecom Services         415,862
    32,199       TELUS (Non-Voting)              1,268,505
     2,100       TransCanada                        65,322
                                               -----------
                                                 4,710,906
                                               -----------

                 ELECTRONICS & INSTRUMENT/CONTROL
                 EQUIPMENT - 0.0%
    33,800       ATI Technologies (1)              599,596
                                               -----------
                 FINANCIAL INSTITUTION & SERVICES - 0.8%
    89,796       CI Fund Management              2,117,347
    60,600       Great-West Lifeco               1,566,223
    48,700       IGM Financial                   2,035,760
    15,100       Industrial Alliance
                 Insurance & Financial
                  Services                         395,170
    11,200       Laurentian Bank of Canada         345,727
    31,150       Manulife Financial              1,898,489
    36,555       Power Corp. of Canada           1,030,487
       800       Power Financial                    23,543
    23,500       TSX Group                       1,094,823
                                               -----------
                                                10,507,569
                                               -----------
                 FOOD & GROCERY PRODUCTS - 0.1%
    24,770       George Weston                   1,798,745
                                               -----------
                 INTERNATIONAL OIL, CRUDE & PETROLEUM
                 PRODUCTS - 1.4%
    18,600       Canadian Natural Resources      1,153,210
    46,000       EnCana                          2,292,527
    10,200       Ensign Resource Services          430,054
       400       Husky Energy                       25,116
    34,900       Imperial Oil                    3,661,021
    57,600       Penn West Energy Trust          2,116,434
    99,220       Petro-Canada                    4,749,699
    17,300       Precision Drilling Trust (1)      577,325
    42,600       Shell Canada                    1,664,793


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



   Shares                                       Value $
  -------                                      -------
                 COMMON STOCK - (CONTINUED)
                 CANADA - (CONTINUED)
                 INTERNATIONAL OIL, CRUDE & PETROLEUM
                 PRODUCTS - (CONTINUED)
    32,600       Trinidad Energy Services
                  Income Trust                     546,817
    57,100       Western Oil Sands Class A (1)   1,748,051
                                            --------------
                                                18,965,047
                                            --------------
                 MEDIA - 0.3%
    30,300       Quebecor World                    369,869
    24,200       Shaw Communications Class B        88,689
    77,800       Thomson                         2,784,867
    10,500       Torstar Class B                   205,630
    23,700       Yellow Pages Income Fund          337,590
                                            --------------
                                                 4,286,645
                                            --------------
                 MINING, METALS & MINERALS - 1.0%
    40,700       Agnico-Eagle Mines                997,931
    80,100       Barrick Gold                    2,511,259
    97,650       Falconbridge                    3,300,736
    55,400       Inco                            2,824,247
    10,600       IPSCO                             984,412
    36,000       Teck Cominco Class B            2,322,754
                                            --------------
                                                12,941,339
                                            --------------
                 REAL ESTATE - 0.0%
    14,000       H&R REIT                          278,106
       580       RioCan REIT                        11,639
    13,600       Summit REIT                       309,216
                                            --------------
                                                   598,961
                                            --------------
                 RETAIL TRADE - 0.4%
                 Alimentation Couche Tard
    54,700        Class B (1)                    1,128,875
    28,463       Canadian Tire Class A           1,653,488
    47,300       Loblaw                          2,288,777
                                            --------------
                                                 5,071,140
                                            --------------
                 TRANSPORTATION & STORAGE - 0.4%
    62,400       Canadian National Railway       5,644,331
                                            --------------
                 Total Canada                   79,102,717
                                            --------------

                 CAYMAN ISLANDS - 0.6%
                 AEROSPACE & DEFENSE - 0.1%
    32,200       Garmin                          2,003,162
                                            --------------


   Shares                                       Value $
  -------                                      --------
                 COMPUTERS/TELECOMMUNICATIONS & OFFICE
                 EQUIPMENT - 0.2%
    90,168       Seagate Technology (1)          2,351,581
                                            --------------
                 MULTI-LINE PROPERTY & CASUALTY INSURANCE -
                 0.3%
    53,597       XL Capital Class A              3,626,373
                                            --------------
                 Total Cayman Islands            7,981,116
                                            --------------
                 PUERTO RICO - 0.1%
                 COMMERCIAL & OTHER BANKS - 0.1%
       500       Doral Financial                     5,435
    33,500       Popular                           680,385
                                            --------------
                 Total Puerto Rico                 685,820
                                            --------------
                 UNITED STATES - 91.0%
                 AEROSPACE & DEFENSE - 2.1%
    12,010       Alliant Techsystems (1)           930,775
    38,907       Boeing                          2,657,737
    43,857       General Dynamics                5,103,200
    17,592       Honeywell International           675,885
    35,753       L-3 Communications
                  Holdings                       2,896,708
    79,497       Lockheed Martin                 5,377,972
     5,600       Moog Class A (1)                  187,656
    28,729       Northrop Grumman                1,784,933
    20,600       Orbital Sciences (1)              265,740
     3,800       United Industrial                 172,634
   143,571       United Technologies             8,380,239
                                            --------------
                                                28,433,479
                                            --------------
                 AUTO COMPONENTS - 0.3%
    54,602       Johnson Controls                3,780,642
     9,400       Lear                              238,290
     9,000       Polaris Industries                490,950
                                            --------------
                                                 4,509,882
                                            --------------
                 AUTOMOBILES - 0.5%
   168,268       Ford Motor                      1,443,740
    44,610       Harley-Davidson                 2,387,973
    49,800       Paccar                          3,466,080
                                            --------------
                                                 7,297,793
                                            --------------
                 BEVERAGE & TOBACCO - 3.0%
   162,092       Altria Group                   11,725,735
    75,387       Anheuser-Busch                  3,124,037
   312,879       Coca-Cola                      12,946,933
    66,563       Coca-Cola Enterprises           1,313,954
    94,600       Pepsi Bottling Group            2,743,400
   159,952       PepsiCo                         9,146,056


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



  Shares                                      Value $
  ------                                     -------
                 COMMON STOCK - (CONTINUED)
                 UNITED STATES - (CONTINUED)
                 BEVERAGE & TOBACCO - (CONTINUED)
       195       Seaboard                          286,648
                                            --------------
                                                41,286,763
                                            --------------
                 BUILDING & CONSTRUCTION - 1.0%
    19,400       Brookfield Homes                1,002,010
    22,610       Centex                          1,614,128
    82,032       DR Horton                       3,061,434
     9,700       Florida Rock Industries           524,382
       600       KB Home                            45,720
    28,951       Lennar Class A                  1,811,175
   135,000       Masco                           4,002,750
    10,700       Perini (1)                        294,571
       600       Pulte Homes                        23,940
    14,035       Universal Forest Products         803,784
     8,900         USG (1)                         847,280
                                            --------------
                                                14,031,174
                                            --------------
                 BUSINESS SERVICES & COMPUTER SERVICES - 6.3%
    27,800       Activision (1)                    398,652
    14,800       Akamai Technologies (1)           323,084
    18,200       Arbitron                          722,540
       200       Avery Dennison                     11,948
    11,200       Avid Technology (1)               556,304
   117,000       BEA Systems (1)                 1,213,290
    70,023       Check Point Software
                  Technologies (1)               1,515,298
       478       Cognizant Technology
                  Solutions Class A (1)             25,033
    50,822       Computer Sciences (1)           2,576,675
    18,000       Diebold                           703,980
     5,869       DST Systems (1)                   332,538
    79,400       Earthlink (1)                     906,748
    15,300       Electronic Arts (1)               835,074
       311       Electronic Data Systems             7,834
       954       EPIQ Systems (1)                   21,274
     9,000       Factset Research Systems          358,920
    36,965       Fair Isaac                      1,638,289
    22,238       Google Class A (1) (2)          7,987,890
       100       Harte-Hanks                         2,838
    16,400       Intergraph (1)                    626,644
   174,850       International Business
                  Machines                      14,215,305
    23,500       Intuit (1)                      1,229,755
    45,900       iPass (1)                         357,561
    18,900       Kronos (1)                        742,770
    13,000       Manhattan Associates (1)          282,880


  Shares                                       Value $
 -------                                      --------
                 BUSINESS SERVICES & COMPUTER SERVICES -
                 (CONTINUED)
    35,000       McAfee (1)                        811,650
   989,879       Microsoft                      27,865,094
     5,200       MicroStrategy Class A (1)         499,772
    14,500       NetFlix (1)                       399,475
       188       Netgear (1)                         3,407
        40       Open Solutions (1)                  1,040
   379,995       Oracle (1)                      4,776,537
     5,394       PHH (1)                           155,401
    20,900       Progress Software (1)             601,084
       100       ProQuest (1)                        2,975
    41,000       Quest Software (1)                649,440
    12,000       Red Hat (1)                       347,400
    43,900       Republic Services               1,661,615
    24,700       RSA Security (1)                  379,639
    43,400       Sybase (1)                        937,006
    69,822       Symantec (1)                    1,283,328
    41,606       Take-Two Interactive
                  Software (1)                     659,871
    43,800       THQ (1)                         1,149,750
    88,400       TIBCO Software (1)                706,316
    19,200       United Online                     262,464
     5,100       Valassis Communications (1)       142,290
    64,314       Waste Management                2,031,036
       100       WebEx Communications (1)            2,428
     9,400       Websense (1)                      619,742
    64,028       Yahoo! (1)                      2,198,721
                                            --------------
                                                85,740,605
                                            --------------
                 CHEMICALS - 1.7%
   124,527       3M                              9,059,339
       200       Air Products & Chemicals           12,338
    10,700       Airgas                            414,946
   128,480       Dow Chemical                    5,434,704
   153,246       EI du Pont de Nemours           5,999,581
    33,246       International Flavors &
                  Fragrances                     1,095,788
       200       Praxair                            10,536
     8,494        Sigma-Aldrich                    551,091
                                            --------------
                                                22,578,323
                                            --------------
                 COMMERCIAL & OTHER BANKS - 9.3%
   543,355       Bank of America                24,032,592
   135,597       Bank of New York                4,313,341
   136,116       BB&T                            5,313,969
   534,877       Citigroup                      24,914,571
    12,800       Citizens Banking                  356,096
    41,663       Comerica                        2,311,047
    95,800       Fifth Third Bancorp             3,599,206
    58,700       First Niagara Financial
                  Group                            810,060
    14,900       Fremont General                   365,050



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



   Shares                                      Value $
 ---------                                    --------
                 COMMON STOCK - (CONTINUED)
                 UNITED STATES - (CONTINUED)
                 COMMERCIAL & OTHER BANKS - (CONTINUED)
     1,600       Huntington Bancshares              37,120
                 Independence Community
    12,379        Bank                             495,036
                 Investors Financial
    15,100        Services                         708,794
   386,422       JPMorgan Chase                 15,360,274
                 Partners Trust Financial
       900        Group                             10,620
     1,300       People's Bank                      39,897
   128,966       Regions Financial               4,279,092
     8,000       South Financial Group             208,640
    83,680       SunTrust Banks                  5,978,936
   265,944       U.S. Bancorp                    7,954,385
     8,100       United Bankshares                 301,887
   120,244       Wachovia                        6,592,978
   156,841       Washington Mutual               6,637,511
   201,831       Wells Fargo                    12,586,181
                                            --------------
                                               127,207,283
                                            --------------

                 COMPUTERS/TELECOMMUNICATIONS & OFFICE
                 EQUIPMENT - 4.9%
    11,263       Agilent Technologies (1)          381,928
    14,500       American Tower Class A (1)        448,630
    84,856       Apple Computer (1)              6,407,477
   243,011       AT&T                            6,306,135
    77,200       Avaya (1)                         814,460
   571,982       Cisco Systems (1)              10,621,706
   116,375       Corning (1)                     2,833,731
   192,936       Dell (1)                        5,654,954
   145,849       EMC (1)                         1,954,377
     3,513       Fargo Electronics (1)              67,801
    53,289       Foundry Networks (1)              800,934
   195,071       Hewlett-Packard                 6,082,314
    14,000       j2 Global Communications (1)      668,500
    66,102       Juniper Networks (1)            1,198,429
    21,000       Komag (1)                         988,260
    44,045       Lexmark International
                  Class A (1)                    2,139,266
   319,894       Lucent Technologies (1)           844,520
    16,400       Micros Systems (1)                756,860
   301,107       Motorola                        6,838,140
       200       Network Appliance (1)               6,240
    38,300       Nextel Partners Class A (1)     1,072,017
    40,200       NII Holdings (1)                1,988,292
   114,993       Qualcomm                        5,515,064
    11,400       SanDisk (1)                       767,904
     3,835       SpectraLink                        47,362
     1,200       Sun Microsystems (1)                5,400
     6,800       Telephone & Data Systems          231,880


   Shares                                      Value $
  --------                                  ----------
                 COMPUTERS/TELECOMMUNICATIONS & OFFICE
                 EQUIPMENT - (CONTINUED)
    36,800       Western Digital (1)               804,448
                                            --------------
                                                66,247,029
                                            --------------
                 DIVERSIFIED CONSUMER GOODS/SERVICES - 0.6%
       400       Apollo Group Class A (1)           22,268
   145,800       Archer-Daniels-Midland          4,592,700
    14,692       Liz Claiborne                     510,106
    29,168       Nike Class B                    2,361,150
                                            --------------
                                                 7,486,224
                                            --------------
                 DIVERSIFIED INDUSTRIAL MANUFACTURING - 0.3%
     7,900       Blyth                             171,430
     3,421       Encore Wire (1)                    92,914
    29,500       Owens-Illinois (1)                648,705
    40,500       Rockwell Automation             2,675,835
     5,766       Rofin-Sinar Technologies (1)      275,327
                                            --------------
                                                 3,864,211
                                            --------------
                 ELECTRIC, GAS UTILITIES & TELEPHONE - 4.3%
       500       AES (1)                             8,520
    63,425       Alltel                          3,807,403
    59,600       American Electric Power         2,224,272
    14,400       Atmos Energy                      378,432
    96,266       BellSouth                       2,769,573
    64,896       CenturyTel                      2,161,037
    51,200       CMS Energy (1)                    740,864
    54,300       Constellation Energy Group      3,164,061
   175,846       Duke Energy                     4,985,234
    54,275       Edison International            2,378,330
       400       Energy Transfer Partners           15,192
     1,300       Exelon                             74,646
    13,900       Great Plains Energy               396,567
       400       Intrado (1)                        10,176
    95,500       KeySpan                         3,430,360
    28,900       Kinder Morgan                   2,781,625
     8,501       National Fuel Gas                 279,683
    30,800       Nicor                           1,259,720
    30,862       NiSource                          633,597
    25,600       OGE Energy                        695,040
    73,400       Oneok                           2,074,284
    98,600       PG&E                            3,678,766
    85,200       PPL                             2,567,076
    47,410       Progress Energy                 2,068,024
       700       Sempra Energy                      33,635
    24,600       Sierra Pacific Resources (1)      324,720
   192,330       Sprint                          4,402,434
    19,597       Telephone & Data Systems          702,160



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



  Shares                                      Value $
 --------                                    --------
                 COMMON STOCK - (CONTINUED)
                 UNITED STATES - (CONTINUED)
                 ELECTRIC, GAS UTILITIES & TELEPHONE -
                 (CONTINUED)
       400       TXU                                20,256
   257,073       Verizon Communications          8,138,931
    78,500       Williams                        1,871,440
     3,600       WPS Resources                     201,888
    53,119       Xcel Energy                     1,031,571
                                            --------------
                                                59,309,517
                                            --------------
                 ELECTRICAL EQUIPMENT - 0.3%
    18,962       Amphenol Class A                  963,838
     8,891       Emerson Electric                  688,608
    15,600       General Cable (1)                 382,200
    25,200       Hubbell Class B                 1,132,740
    22,700       Thomas & Betts (1)              1,013,555
                                            --------------
                                                 4,180,941
                                            --------------
                 ELECTRONICS & INSTRUMENT/CONTROL
                 EQUIPMENT - 3.6%
     9,500       Advanced Micro Devices (1)        397,670
    97,900       Altera (1)                      1,890,449
       791       Analog Devices                     31,458
   202,680       Applied Materials               3,861,054
    24,016       Arrow Electronics (1)             825,190
    35,555       Broadcom Class A (1)            2,424,851
    33,300       Danaher                         1,886,112
    15,659       Ditech Communications (1)         142,653
    55,800       Harris                          2,590,794
   672,748       Intel                          14,309,350
    10,300       Inter-Tel                         223,304
    31,000       InterVoice (1)                    263,500
    31,700       Kla-Tencor                      1,647,766
    44,400       Lam Research (1)                2,061,492
       471       Linear Technology                  17,526
    56,391       Maxim Integrated Products       2,314,287
    28,450       MEMC Electronic Materials (1)     813,101
    57,500       Microchip Technology            2,156,825
       300       Micron Technology (1)               4,404
    69,900       National Semiconductor          1,971,879
    18,430       Pitney Bowes                      787,698
    29,300       Plantronics                     1,025,500
       500       PMC - Sierra (1)                    4,730
    43,100       Silicon Image (1)                 498,667
    18,600       Silicon Laboratories (1)          915,678
     8,900       Synaptics (1)                     244,928
   142,183       Texas Instruments               4,156,009
    22,982       WESCO International (1)         1,101,527
                                            --------------
                                                48,568,402
                                            --------------


   Shares                                      Value $
  -------                                   ----------
                 ENTERTAINMENT, LEISURE & TOYS - 1.5%
    10,706       Ameristar Casinos                 240,778
       100       Applebees International             2,397
       300       Bluegreen (1)                       4,836
    30,700       Brinker International           1,249,490
       700       Cedar Fair LP                      19,719
   149,849       Cendant                         2,508,472
    58,971       Darden Restaurants              2,397,761
    13,300       Domino's Pizza                    331,303
    24,200       GTECH Holdings                    808,764
    50,300       Harrah's Entertainment          3,702,080
    13,302       Live Nation (1)                   236,111
    13,600       Macrovision (1)                   252,824
    95,900       Mattel                          1,582,350
    34,776       McDonald's                      1,217,508
    33,400       Royal Caribbean Cruises         1,366,060
       200       Starbucks (1)                       6,340
    21,474       Wendy's International           1,265,892
    60,867       Yum! Brands                     3,011,090
                                            --------------
                                                20,203,775
                                            --------------
                 FINANCIAL INSTITUTION & SERVICES - 8.0%
                 Accredited Home Lenders           535,806
    10,200        Holding (1)
     9,200       Advanta Class B                   318,412
       199       Affiliated Managers Group (1)      18,467
    57,759       American Express                3,029,459
    23,900       AmeriCredit (1)                   687,364
    22,223       Bear Stearns                    2,810,321
    46,287       Capital One Financial           3,855,707
    26,100       CapitalSource (1)                 573,156
     1,120       Charles Schwab                     16,565
    61,034       CIT Group                       3,255,554
    85,791       Countrywide Financial           2,868,851
       700       Erie Indemnity Class A             37,100
   134,000       Fannie Mae                      7,763,960
    22,835       First American                  1,069,135
   119,484       First Data                      5,388,728
    44,200       Fiserv (1)                      1,943,916
       306       Franklin Resources                 30,141
    28,001       Freddie Mac                     1,900,148
   967,619       General Electric               31,689,522
    50,537       Goldman Sachs Group             7,138,351
    80,800       H&R Block                       1,976,368
    28,300       IndyMac Bancorp                 1,156,338
    27,408       Legg Mason                      3,554,818
    43,214       Lehman Brothers Holdings        6,069,406
    27,800       Mellon Financial                  980,506
    48,369       Merrill Lynch                   3,631,061



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



  Shares                                      Value $
 -------                                     --------

                 COMMON STOCK - (CONTINUED)
                 UNITED STATES - (CONTINUED)
                 FINANCIAL INSTITUTION & SERVICES - (CONTINUED)
       600       Moody's                            37,992
   144,540       Morgan Stanley                  8,881,983
    85,200       Paychex                         3,097,020
    45,445       T Rowe Price Group              3,473,361
    84,900       TD Ameritrade Holding           1,718,376
     3,700       WFS Financial (1)                 294,150
                                            --------------
                                               109,802,042
                                            --------------
                 FOOD & GROCERY PRODUCTS - 1.2%
    64,600       Dean Foods (1)                  2,450,278
    63,204       General Mills                   3,072,346
    10,500       JM Smucker                        456,750
    38,226       Kellogg                         1,639,895
    13,418       Kraft Foods Class A               395,026
   156,465       Sara Lee                        2,860,180
   126,744       Sysco                           3,888,506
    13,785       Wm. Wrigley Jr.                   881,689
                                            --------------
                                                15,644,670
                                            --------------
                 FORESTRY & PAPER PRODUCTS - 0.3%
    60,900       Louisiana-Pacific               1,793,505
    39,905       Weyerhaeuser                    2,783,773
                                            --------------
                                                 4,577,278
                                            --------------
                 HEALTH & PERSONAL CARE - 14.8%
   228,634       Abbott Laboratories             9,865,557
    13,891       Aetna                           1,344,649
    14,636       Affymetrix (1)                    558,802
    19,100       Alcon                           2,443,272
    33,400       Allergan                        3,887,760
    37,500       AmerisourceBergen               1,636,500
   138,907       Amgen (1)                      10,124,931
    51,440       Applera - Applied
                  Biosystems Group               1,457,810
     1,000       Apria Healthcare Group (1)         24,370
    74,100       Avon Products                   2,098,512
   104,101       Baxter International            3,836,122
    77,500       Becton Dickinson                5,022,000
       317       Biomet (1)                         11,986
   118,400       Boston Scientific (1)           2,589,408
   293,111       Bristol-Myers Squibb            6,680,000
    76,477       Cardinal Health                 5,509,403
    77,763       Caremark Rx (1)                 3,833,716
    27,000       Celgene (1)                     1,921,050
    46,100       Clorox                          2,759,085


  Shares                                        Value $
 -------                                       --------
                 HEALTH & PERSONAL CARE - (CONTINUED)
   117,017       Colgate-Palmolive               6,423,063
    27,550       Coventry Health Care (1)        1,641,154
    12,421       DJ Orthopedics (1)                407,781
   155,534       Eli Lilly                       8,806,335
       249       Estee Lauder Class A                9,081
    36,570       Express Scripts (1)             3,338,475
    51,167       Genentech (1)                   4,396,269
    30,735       Genzyme (1)                     2,180,341
    77,476       Gilead Sciences (1)             4,715,964
    21,300       Haemonetics (1)                 1,107,600
    75,438       HCA                             3,702,497
                 Health Management
    64,600        Associates Class A             1,357,892
       899       Hillenbrand Industries             44,249
    27,914       Hospira (1)                     1,249,152
   214,536       Johnson & Johnson              12,344,401
    39,710       Kimberly-Clark                  2,268,235
    14,200       Kindred Healthcare (1)            325,180
       200       Lincare Holdings (1)                8,452
   144,447       Medtronic                       8,156,922
    24,000       Mentor                          1,080,000
   298,601       Merck                          10,301,735
     4,279       Meridian Bioscience               106,718
    12,400       Merit Medical Systems (1)         174,964
   714,439       Pfizer                         18,346,794
     7,100       PolyMedica                        282,012
   295,483       Procter & Gamble               17,501,458
    39,896       Quest Diagnostics               1,972,059
    18,100       Respironics (1)                   652,143
     9,200       Sierra Health Services (1)        364,504
    28,319       St. Jude Medical (1)            1,391,312
    13,000       Stryker                           648,700
   180,741       UnitedHealth Group             10,739,630
                 Weight Watchers
       700        International (1)                 32,928
    32,798       WellPoint (1)                   2,518,886
   186,020       Wyeth                           8,603,425
                                            --------------
                                               202,805,244
                                            --------------
                 HOUSEHOLD DURABLES & APPLIANCES - 0.3%
    46,767       Newell Rubbermaid               1,105,572
    35,070       Whirlpool                       2,829,447
                                            --------------
                                                 3,935,019
                                            --------------
                 INSURANCE-LIFE & AGENTS/BROKERS - 1.8%
    31,400       Assurant                        1,441,888
     3,044        Commerce Group                   164,072
                 Fidelity National
    55,300        Financial                      2,182,691
    35,400       Hilb Rogal & Hobbs              1,376,352



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



  Shares                                        Value $
 -------                                       --------
                 COMMON STOCK - (CONTINUED)
                 UNITED STATES - (CONTINUED)
                 INSURANCE-LIFE & AGENTS/BROKERS - (CONTINUED)
    35,300       Jefferson-Pilot                 2,059,049
    12,256       Mercury General                   690,871
   145,426       Metlife                         7,294,568
    36,800       MGIC Investment                 2,429,168
                 Nationwide Financial
    11,455        Services Class A                 487,525
    36,275       PMI Group                       1,568,168
    60,600       Prudential Financial            4,565,604
     3,300        Selective Insurance Group        191,400
    20,000       UICI                              730,600
                                            --------------
                                                25,181,956
                                            --------------
                 INTERNATIONAL OIL, CRUDE & PETROLEUM
                 PRODUCTS - 9.6%
    16,771       Amerada Hess                    2,596,151
    39,681       Anadarko Petroleum              4,278,405
     1,100       Apache                             83,083
       261       Baker Hughes                       20,212
    69,030       BJ Services                     2,795,025
    16,878       Burlington Resources            1,540,286
     1,300       Chesapeake Energy                  45,552
   178,239       Chevron                        10,583,832
    35,848       Cimarex Energy (1)              1,633,235
   170,605       ConocoPhillips                 11,038,143
    56,995       Devon Energy                    3,887,629
    38,629       EOG Resources                   3,265,696
   535,038       Exxon Mobil                    33,573,634
    12,869       FMC Technologies (1)              666,872
     9,300       Forest Oil (1)                    478,950
    51,500       GlobalSantaFe                   3,144,075
    24,800       Grant Prideco (1)               1,242,232
    78,190       Halliburton                     6,220,014
    14,500       Houston Exploration (1)           900,305
    26,200       KCS Energy (1)                    760,586
    10,513       Kerr-McGee                      1,160,530
    12,100       Lone Star Technologies (1)        688,490
    72,374       Marathon Oil                    5,563,389
    20,300       Maverick Tube (1)                 971,355
    36,364       Newfield Exploration (1)        1,905,474
    58,000       Noble Energy                    2,684,240
    42,733       Occidental Petroleum            4,175,441
    39,000       Pioneer Natural Resources       2,070,900
    37,300       Pogo Producing                  2,237,627
    42,750       Range Resources                 1,276,943
    31,388       Schlumberger                    4,000,401


  Shares                                        Value $
 -------                                       --------
                 INTERNATIONAL OIL, CRUDE & PETROLEUM
                 PRODUCTS - (CONTINUED)
     3,800       SEACOR Holdings (1)               282,264
    62,200       Smith International             2,799,000
    16,700       Transocean (1)                  1,355,205
    31,800       Ultra Petroleum (1)             2,187,522
    87,000       Valero Energy                   5,431,410
    70,806       Weatherford International (1)   3,170,693
     7,789       World Fuel Services               268,409
                                            --------------
                                               130,983,210
                                            --------------
                 MACHINERY & ENGINEERING SERVICES - 1.0%
       400       AGCO (1)                            7,204
   108,272       Caterpillar                     7,351,669
    21,336       Cummins                         2,075,993
    54,825       Deere                           3,934,242
     1,044       Franklin Electric                  46,980
    11,000       Joy Global                        594,440
       300       W.W. Grainger                      21,279
                                            --------------
                                                14,031,807
                                            --------------
                 MEDIA - 3.2%
    10,400       Catalina Marketing (1)            232,440
   124,439       CBS Class B                     3,251,591
                 Clear Channel
   106,423       Communications                  3,115,001
                 EchoStar Communications
    81,700        Class A (1)                    2,254,920
                 Emmis Communications
    20,400        Class A (1)                      362,916
     6,000       Entercom Communications (1)       181,140
    57,167       Gannett                         3,532,921
     8,700       Getty Images (1)                  710,355
    15,000       John H. Harland                   559,950
     4,000       John Wiley & Sons Class A         151,600
       100       Lee Enterprises                     3,519
     2,223       Liberty                           105,281
    92,049       McGraw-Hill                     4,698,181
     4,100       Media General Class A             196,185
                 Mediacom Communications
     7,977        Class A (1)                       47,942
    21,924       New York Times Class A            620,449
    32,307       Omnicom Group                   2,642,390
    16,100       PanAmSat Holding                  398,153
       600        Radio One Class D (1)              6,576
   537,391       Time Warner                     9,420,464
    88,947        Tribune                        2,580,352
                 Univision Communications
    47,600        Class A (1)                    1,515,584
    89,439       Viacom Class B (1)              3,709,930



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



  Shares                                        Value $
 -------                                       --------
                 COMMON STOCK - (CONTINUED)
                 UNITED STATES - (CONTINUED)
                 MEDIA - (CONTINUED)
   122,734       Walt Disney                     3,106,398
    12,000        Westwood One                     179,880
                                            --------------
                                                43,584,118
                                            --------------
                 MINING, METALS & MINERALS - 0.6%
       300       Freeport-McMoRan Copper &          19,275
                  Gold Class B
       400       Newmont Mining                     24,720
     3,034       NS Group (1)                      137,137
    35,700       Nucor                           3,007,011
    22,300       Phelps Dodge                    3,579,150
    14,847       Plains All American               633,818
                  Pipeline LP
     9,400       Silgan Holdings                   355,884
     5,500       Titanium Metals (1)               416,295
                                            --------------
                                                 8,173,290
                                            --------------
                 MISCELLANEOUS BUSINESS SERVICES - 0.1%
    85,500       Extreme Networks (1)              418,950
     5,717       Manpower                          307,746
     8,442       Possis Medical (1)                 82,732
    10,100       Quality Systems                   893,850
                                             --------------
                                                 1,703,278
                                             --------------
                 MULTI-LINE PROPERTY & CASUALTY INSURANCE -
                 3.0%
    41,700       Allstate                        2,170,485
     5,400       American Financial Group          203,148
   264,849       American International Gro     17,337,016
        30       Berkshire Hathaway Class A (1)  2,684,700
    42,900       Chubb                           4,047,615
    60,420       Cincinnati Financial            2,751,527
   108,900       Genworth Financial Class A      3,567,564
    43,880       Progressive                     4,609,155
       100       Protective Life                     4,495
    35,502       St. Paul Travelers              1,611,081
    45,600       WR Berkley                      2,252,640
     6,750       Zenith National Insurance         373,207
                                            --------------
                                                41,612,633
                                            --------------
                 REAL ESTATE - 1.2%
     1,301       Alexandria Real Estate
                  Equities                         114,813
       800       BioMed Realty Trust                21,464
    28,179       Boston Properties               2,205,289
     9,040       Brandywine Realty Trust           284,308
       100       CarrAmerica Realty                  3,680


  Shares                                        Value $
 -------                                       --------
                 REAL ESTATE - (CONTINUED)
    25,700       CB Richard Ellis Group
                  Class A (1)                    1,622,184
       320       Equity Office Properties
                  Trust                             10,182
       252       Forest City Enterprises
                  Class A                            9,543
    20,000       Jones Lang LaSalle              1,177,400
     4,200       Kimco Realty                      147,378
       200       Liberty Property Trust              9,052
    20,662       Maguire Properties                698,376
    18,500       Omega Healthcare Investors        242,535
     1,502       Pan Pacific Retail
                  Properties                       103,938
   100,000       Plum Creek Timber               3,694,000
       700       Prologis                           35,854
       200       Public Storage                     14,514
       410       Regency Centers                    26,425
    14,865       Simon Property Group            1,231,417
    21,600       Sunstone Hotel Investors          637,200
     9,300       U-Store-It Trust                  198,834
    45,700       Vornado Realty Trust            4,037,138
                                            --------------
                                                16,525,524
                                            --------------
                 RETAIL TRADE - 4.8%
       200       Abercrombie & Fitch Class A        13,278
    17,300       Amazon.com (1)                    775,386
     1,262       Bed Bath & Beyond (1)              47,212
    38,800       Bell Microproducts (1)            246,768
    23,322       Best Buy                        1,181,493
    17,300       CDW                               968,800
    47,459       Chico's FAS (1)                 2,067,314
     7,200       Coldwater Creek (1)               146,880
    88,700       Costco Wholesale                4,425,243
    43,700       Dollar General                    738,530
    43,500       Dollar Tree Stores (1)          1,078,365
   118,152       eBay (1)                        5,092,351
    36,000       Family Dollar Stores              862,200
       334       Genesco (1)                        13,009
   255,316       Home Depot                     10,353,064
       600       Linens 'N Things (1)               16,566
     7,900       Longs Drug Stores                 276,421
   109,307       Lowe's                          6,946,460
    29,083       Movie Gallery                     158,502
    11,300       MSC Industrial Direct Class A     507,709
    14,800       NBTY (1)                          306,212
       500       New York & Co. (1)                  9,690
    67,738       Nordstrom                       2,826,029
    16,300       Outback Steakhouse                753,549
    45,400       Pacific Sunwear of
                  California (1)                 1,112,754
       200       Pantry (1)                         10,948
    35,000       RadioShack                        777,000



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



  Shares                                        Value $
 -------                                       --------
                 COMMON STOCK - (CONTINUED)
                 UNITED STATES - (CONTINUED)
                 RETAIL TRADE - (CONTINUED)
       760       Staples                            18,020
   115,579       Target                          6,327,950
     1,100       TJX                                28,083
     7,755       Tuesday Morning                   165,026
    18,200       United Auto Group                 697,060
   238,182       Wal-Mart Stores                10,982,572
    55,901       Walgreen                        2,419,395
    23,284       Whole Foods Market              1,719,989
    32,100       Williams-Sonoma (1)             1,276,938
                                            --------------
                                                65,346,766
                                            --------------
                 TRANSPORTATION & STORAGE - 1.4%
     3,000       Amerco (1)                        243,090
       100       Burlington Northern Santa Fe        8,012
    32,326       FedEx                           3,269,775
     7,700       General Maritime                  289,058
    53,726       JB Hunt Transport Services      1,278,679
    58,600       Knight Transportation           1,191,924
    31,800       Mesa Air Group (1)                370,470
        70       Offshore Logistics (1)              2,513
    16,100       Overseas Shipholding Group        830,438
     9,500       Pacer International (1)           277,115
    11,700       SCS Transportation (1)            313,326
    12,900       Skywest                           376,422
    45,400       Swift Transportation (1)        1,072,802
   108,778       United Parcel Service Class B   8,148,560
    58,000       Werner Enterprises              1,249,900
    11,100       YRC Worldwide (1)                 553,224
                                            --------------
                                                19,475,308
                                            --------------
                Total United States          1,244,327,544
                                            --------------
                TOTAL COMMON STOCK
                  (Cost $1,230,770,947)      1,351,935,961
                                            --------------
  Principal
  Amount $
  --------
                SHORT-TERM INVESTMENTS  - 0.8%
     1,178       JPMorgan Chase Time
                 Deposit, 3.97%                      1,178


  Shares                                        Value $
 -------                                       --------
                SHORT-TERM INVESTMENTS  - (CONTINUED)
11,566,000      SEI Daily Income Trust
                  Prime Obligations Fund,
                  Class A, 4.33%  (3)           11,566,000
                                           --------------
                TOTAL SHORT-TERM INVESTMENTS
                  (Cost $11,567,178)            11,567,178
                                            --------------
                TOTAL INVESTMENTS - 99.7%
                  (Cost $1,242,338,125)*     1,363,503,139
                                            --------------
                OTHER ASSETS LESS
                  LIABILITIES - 0.3%             4,160,427
                                            --------------
                NET ASSETS - 100.0%         $1,367,663,566
                                            ==============
  * At January 31, 2006, the tax basis cost of the Fund's investments was $1,243,769,755, and the unrealized appreciation and depreciation of investments owned by the Fund were $158,281,848 and $(38,548,464), respectively.
(1) Denotes non-income producing security.
(2) Security is fair valued.
(3) Rate shown is 7-day yield as of January 31, 2006.
LP -- Limited Partnership
REIT -- Real Estate Investment Trust
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The Fund had the following futures contracts open as of January 31, 2006:

               Number
  Contract       of       Contract    Expiration  Unrealized
Description   Contracts     Value        Date     Appreciation
------------- ---------- ------------ ---------- --------------
 S&P/TSE
  60 Index       84      $9,945,447     Mar-06     $739,120

--------------------------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Schroder Global Series Trust


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           ----------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: March 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           ----------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: March 24, 2006

By (Signature and Title)*                  /s/ Alan M. Mandel
                                           ----------------------------
                                           Alan M. Mandel
                                           Treasurer and Chief Financial Officer
Date: March 24, 2006


* Print the name and title of each signing officer under his or her signature.